Warrant liabilities (Q1)	3 Months Ended
Oct. 31, 2024
Warrant liabilities [Abstract]
Warrant liabilities
7.	Warrant liabilities
Impact of Change in Functional Currency on August 1, 2024
As at July 31, 2024, the Company had 8,689,018 warrants outstanding. The exercise price of these warrants is denominated in CAD. Due to the change in functional currency of the Company, a total of 7,981,668 warrants which were issued in connection with the Company’s reverse merger on November 4, 2022 and for private placements with an initial carrying value of $1,836,666 were reassessed to be derivative liabilities. The fair value of the warrants upon the change in classification on August 1, 2024 of $454,571, was remeasured using the Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 105%, risk-free interest rate – 3.49% and an expected remaining life – 0.7 years. The fair value of these warrants is classified as Level 2 in the fair value hierarchy. The difference between the previous carrying value which was initially recorded as equity and the fair value of the warrant liabilities on August 1, 2024 was $1,382,096. Pursuant to ASC 815-40-35-9, the difference is recognized within equity.
707,350 of the warrants outstanding on August 1, 2024 were issued to brokers as compensation for finders fees (the “Broker Warrants”) and fall under the Scope of ASC 718, Stock-based Compensation. As the Company’s stock is primarily traded on the Cboe Exchange in Canadian dollars during the period ended October 31, 2024, the exemption under ASC 718-10-25-14A is met and the Broker Warrants remain equity classified.
Changes to warrant liability during the three months ended October 31, 2024
On October 8, 2024, the Company’s mandatory convertible debentures were automatically converted to shares of the Company. The debt holders were supposed to receive 73,393 warrants exercisable at CAD$1.03 for two years. The warrants to be issued are recorded as warrant liabilities as the exercise price is denominated in CAD. The fair value of the warrants to be issued at conversion date was estimated to be $7,500 using the Black-Scholes option pricing model, with the following assumptions: expected dividend yield - 0%, expected volatility – 92.5%, risk-free interest rate – 4.53% and an expected remaining life –2 years.
On October 29, 2024, 600,000 liability classified warrants were exercised at an exercise price of CAD$0.20 per share. The difference between the fair value of the warrants immediately preceding the exercise of $303,492 and the previously measured fair value of these warrants on August 1, 2024 of $141,096 was recognized as a change in fair value of the warrant liabilities of $162,396.
As at October 31, 2024, the fair value of the liability classified warrants were remeasured at $646,711 using Black-Scholes option pricing model, with the following assumptions (weighted average): expected dividend yield - 0%, expected volatility - 110%, risk-free interest rate – 3.09% and an expected remaining life of 1.88 years. The Company recognized $325,736 as a change in fair value for the period ended October 31, 2024.
The following is a continuity of the Company’s derivative warrant liabilities:

Balance as at July 31, 2024	$—
Warrant fair value upon change in functional currency (Note 2)	454,571
Warrants to be issued (mandatory convertible debentures)	7,500
Change in fair value of warrant liabilities (exercised warrants)	162,396
Fair value of warrants exercised	(303,492)
Change in fair value of warrant liabilities	325,736
Balance as at October 31, 2024	$646,711

A summary of the liability classified warrants outstanding and exercisable as of October 31, 2024, is as follows:

Number of warrants outstanding	Exercise price	Expiry date
6,080,001	CAD$1.20	November 4, 2024
85,000	CAD$2.00	June 30, 2025
1,216,667	CAD$0.20	September 29, 2026
7,381,668